Equity (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Equity
(a) Share capital

Common shares (thousands)
Common shares outstanding at January 1, 2018	227,000
Exercise of warrants	1,024
Exercise of share options	407
Common shares outstanding at December 31, 2018	228,431
Issued to acquire Yellowhead (Note 14)	17,300
Exercise of share options	463
Common shares outstanding at December 31, 2019	246,194